Premises and Equipment - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Abstract]
Depreciation expense	$ 824	$ 744	$ 1,520	$ 1,180